CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Renren Inc.'s equity (deficit)	Ordinary shares	Treasury shares	Additional paid-in capital	Subscription receivable	Accumulated deficit	Statutory reserves	Accumulated other comprehensive income	Noncontrolling interest	Series A convertible preferred shares	Series A convertible preferred shares Total Renren Inc.'s equity (deficit)	Series A convertible preferred shares Preferred Stock	Series A convertible preferred shares Additional paid-in capital	Series A convertible preferred shares Accumulated deficit	Series B convertible preferred shares	Series B convertible preferred shares Total Renren Inc.'s equity (deficit)	Series B convertible preferred shares Preferred Stock	Series B convertible preferred shares Additional paid-in capital	Series B convertible preferred shares Accumulated deficit	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares
Balance at Dec. 31, 2009	$ (84,502)	$ (84,502)	$ 251				$ (106,330)	$ 2,595	$ 18,794				$ 97					$ 91
Balance (in shares) at Dec. 31, 2009			250,772,640								96,500,000		96,500,000			91,101,540		91,101,540
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	2,798	2,798			2,798
Other comprehensive income (loss)	27,852	27,852							27,852
Net income (loss)	(64,155)	(64,155)					(64,155)
Exercise of share option and restricted shares vesting	1,566	1,566	11		1,555
Exercise of share option and restricted shares vesting (in shares)			11,058,330
Repurchase of ordinary shares	(42,455)	(42,455)	(61)		(1,531)		(40,863)				(6,840)	(6,840)	(12)	(28)	(6,800)	(5,760)	(5,760)	(9)	(327)	(5,424)
Repurchase of ordinary shares (in shares)			(60,447,970)										(11,400,000)					(9,600,000)
Issuance of common shares upon IPO (net of issuance costs of $6,317)	2,104	2,104	10		7,003	(4,909)
Issuance of common shares upon IPO (in shares)			10,000,000
Balance at Dec. 31, 2010	(169,392)	(169,392)	211		9,470	(4,909)	(223,572)	2,595	46,646				85					82
Balance (in shares) at Dec. 31, 2010			211,383,000										85,100,000			81,501,540		81,501,540
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	5,523	5,523			5,523
Capital contribution from non-controlling interest Shareholder of Qingting	542									542
Other comprehensive income (loss)	(39,302)	(39,312)							(39,312)	10
Net income (loss)	41,004	41,256					41,256			(252)
Provision of statutory reserves and restricted shares vesting							(912)	912
Exercise of share option and restricted shares vesting	14,233	14,233	62		14,157																7	7
Exercise of share option and restricted shares vesting (in shares)			61,171,840																		7,128,595	7,229,170
Repurchase of ordinary shares	(24,310)	(24,310)	(1)	(25,597)	1,306																(18)
Repurchase of ordinary shares (in shares)			(800,000)	(18,267,684)																	(18,267,684)
Issuance of common shares upon IPO (net of issuance costs of $6,317)	777,379	777,379			777,203																176
Issuance of common shares upon IPO (in shares)																					176,162,559
Conversion of preferred shares upon IPO	599,959	599,959			599,400								(85)					(82)			494	232
Conversion of preferred shares upon IPO (in shares)													(85,100,000)					(81,501,540)			494,265,840	231,402,480
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(272)																		112	160
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO (in shares)			(271,754,840)																		111,623,040	160,131,800
Cash received from share subscription receivables	4,909	4,909				4,909
Balance at Dec. 31, 2011	1,210,545	1,210,245		(25,597)	1,407,059		(183,228)	3,507	7,334	300											771	399
Balance (in shares) at Dec. 31, 2011				(18,267,684)																	770,912,350	398,763,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	10,897	10,897			10,897
Other comprehensive income (loss)	32,380	32,380							32,380
Net income (loss)	(75,053)	(75,026)					(75,026)			(27)
Provision of statutory reserves and restricted shares vesting							(3,205)	3,205
Exercise of share option and restricted shares vesting	3,588	3,588			3,571																13	4
Exercise of share option and restricted shares vesting (in shares)																					13,189,706	3,916,667
Repurchase of ordinary shares	(75,085)	(75,085)		(76,131)	1,100																(54)
Repurchase of ordinary shares (in shares)				(54,253,314)																	(54,253,314)
Advances to shareholders	(1,605)	(1,605)			(1,605)
Cancellation of treasury shares				101,728	(101,728)
Cancellation of treasury share (in shares)				72,520,998
Acquisition 35% noncontrolling interest in Qingting	(537)	(250)			(250)					(287)
Share subscription receivables of JiehunChina		(229)				(229)				229
Balance at Dec. 31, 2012	$ 1,105,130	$ 1,104,915			$ 1,319,044	$ (229)	$ (261,459)	$ 6,712	$ 39,714	$ 215											$ 730	$ 403
Balance (in shares) at Dec. 31, 2012																					729,848,742	402,680,117